STOCKHOLDERS' EQUITY (Details 2) - Warrant [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020		Dec. 31, 2019 [1]	Dec. 31, 2018
Shares Underlying Warrants
Outstanding at beginning	852,775	[1]	852,775	852,775
Granted	42,200,000
Forfeited/Cancelled	(536,775)
Exercised
Outstanding at ending	42,516,000		852,775	852,775	[1]
Weighted average exercise price
Outstanding at beginning	$ 5.10	[1]	$ 5.10	$ 5.10
Granted	0.05
Forfeited/Cancelled	4.42
Exercised
Outstanding at ending	0.10		5.10	5.10	[1]
Minimum [Member]
Exercise price per share
Outstanding at beginning	2.00	[1]	2.00	2.00
Granted
Forfeited/Cancelled	2.00
Exercised
Outstanding at ending	0.05		2.00	2.00	[1]
Maximum [Member]
Exercise price per share
Outstanding at beginning	6.25	[1]	6.25	6.25
Granted	0.05
Forfeited/Cancelled	6.25
Exercised
Outstanding at ending	$ 6.25		$ 6.25	$ 6.25	[1]

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.